N-Q

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06153

Integrity Managed Portfolios
(Exact name of registrant as specified in charter)

1 Main Street North, Minot, ND	58703
(Address of principal offices)	(Zip code)

Brent Wheeler and/or Kevin Flagstad, PO Box 500, Minot, ND 58702

(Name and address of agent for service)

Registrant’s telephone number, including area code: 701-852-5292

Date of fiscal year end: July 31

Date of reporting period: April 29, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. SCHEDULE OF INVESTMENTS

KANSAS MUNICIPAL FUND
Schedule of Investments April 29, 2016 (unaudited)
	Principal	Fair
	Amount	Value
MUNICIPAL BONDS (97.4%)

Education (0.9%)
KS Dev Fin Auth Sales Tax Rev K-St-Olathe Innovation-L1 5.000% 09/01/39	$200,000	$220,462
KS Dev Fin Auth Rev Wichita ST Univ Student Hsg 5.000% 06/01/27	250,000	286,923
		507,385
General Obligation (45.4%)
Bourbon Cnty KS USD #234 (Fort Scott) 5.000% 09/01/27	250,000	303,400
Bourbon Cnty KS USD #234 (Fort Scott) 5.000% 09/01/28	250,000	299,958
Bourbon Cnty KS USD #234 (Fort Scott) 5.000% 09/01/29	250,000	297,110
Bourbon Cnty KS USD #234 (Fort Scott) 5.000% 09/01/30	250,000	296,353
Bourbon Cnty KS USD #234 (Fort Scott) 5.000% 09/01/31	500,000	589,820
Butler Cnty KS USD #402 5.250% 09/01/21	560,000	617,792
Butler Cnty KS USD #402 4.000% 09/01/30	250,000	285,070
Butler Cnty KS USD #385 5.000% 09/01/18	500,000	547,365
Cowley Cnty KS USD #470 5.500% 09/01/21	100,000	110,153
Cowley Cnty KS USD #470 4.750% 09/01/27	490,000	539,196
Dickinson Cnty KS USD #473 5.000% 09/01/27	325,000	368,875
Dickinson Cnty KS USD #473 4.400% 09/01/29	100,000	111,530
Douglas Cnty KS USD #348 Baldwin GO 4.000% 09/01/30	250,000	288,930
Douglas Cnty KS USD #491 Eudora 5.500% 09/01/24	250,000	275,568
Douglas Cnty KS USD #491 Eudora 5.000% 09/01/23	375,000	424,298
Douglas Cnty KS USD #491 Eudora 5.125% 09/01/29	250,000	281,635
Ford Cnty KS Sales Tax - Ser A 4.500% 09/01/24	500,000	505,190
*Franklin Cnty KS USD #290 5.000% 09/01/40	3,000,000	3,431,070
Harvey Cnty KS USD #373 (Newton) 4.000% 09/01/18	250,000	270,760
Harvey Cnty KS USD #373 (Newton) 5.000% 09/01/23	200,000	221,144
Harvey Cnty KS USD #373 (Newton) 5.000% 09/01/25	1,000,000	1,105,720
Jackson Cnty KS USD #336 5.000% 09/01/29	250,000	290,818
Jackson Cnty KS USD #336 5.000% 09/01/34	250,000	282,658
#Johnson & Miami Cnty KS USD #230 3.500% 09/01/30	250,000	264,910
Johnson Cnty KS USD #231 5.000% 10/01/25	250,000	305,170
Johnson Cnty KS USD #233 4.000% 09/01/18	150,000	162,996
Junction City KS Ref & Impt 5.000% 09/01/25	250,000	260,470
Junction City KS Unlimited GO 4.250% 09/01/21	100,000	110,746
Junction City KS Unlimited GO 4.400% 09/01/22	100,000	110,762
Junction City KS Unlimited GO 4.500% 09/01/23	100,000	109,947
Leavenworth Cnty KS USD #453 GO Impt & Ref 5.250% 03/01/24	200,000	229,854
Leavenworth Cnty KS USD #453 4.750% 09/01/25	300,000	334,254
*Leavenworth Cnty KS USD #453 GO Impt & Ref 5.125% 03/01/29	1,000,000	1,148,370
Leavenworth Cnty KS USD #458 5.000% 09/01/29	500,000	595,740
Leavenworth Cnty KS USD #469 Lansing 4.000% 09/01/30	320,000	348,944
Wichita Cnty KS USD #467 (Leoti) 5.000% 10/01/18	100,000	110,607
Manhattan KS GO 5.000% 11/01/28	130,000	142,156
Miami Cnty KD USD #368 5.000% 09/01/27	250,000	290,813
Miami Cnty USD #416 Louisburg 5.000% 09/01/20	275,000	279,125
Montgomery Cnty KS USD #446 5.000% 09/01/33	250,000	265,570
Neosho Cnty KS USD #413 4.000% 09/01/31	250,000	272,188
Newton KS Unlimited GO 5.000% 09/01/21	100,000	114,627
Newton KS Unlimited GO 4.750% 09/01/29	435,000	478,269
Olathe KS GO 4.000% 10/01/19	100,000	101,448
Park City KS 5.100% 12/01/20	200,000	229,944
Park City KS 5.500% 12/01/24	100,000	116,383
Park City KS 6.000% 12/01/29	500,000	590,730
Park City KS GO Ref & Impr 5.375% 12/01/25	250,000	288,415
Salina KS GO 4.625% 10/01/27	200,000	208,852
Scott Cnty KS Ref GO 5.000% 04/01/32	500,000	606,520
Sedgwick Cnty KS USD #261 5.000% 11/01/21	245,000	261,937
Sedgwick Cnty KS USD #261 5.000% 11/01/21	5,000	5,352
Sedgwick Cnty KS USD #262 5.000% 09/01/24	250,000	275,320
Sedgwick Cnty KS USD #262 5.000% 09/01/18	100,000	110,473
Sedgwick Cnty KS USD #262 5.000% 09/01/28	485,000	536,032
Sedgwick Cnty KS USD #262 5.000% 09/01/28	15,000	16,264
Sedgwick Cnty KS USD #265 (Goddard) 4.250% 10/01/20	750,000	821,048
Sedgwick Cnty KS USD #265 (Goddard) 4.500% 10/01/26	250,000	274,233
Sedgwick Cnty KS USD #266 Maize Sch 5.250% 09/01/19	225,000	246,989
Sedgwick Cnty KS USD #266 Maize Sch 5.250% 09/01/20	360,000	398,369
Seward Cty KS Unlimited GO Hosp Ref & Impt 5.000% 08/01/40	500,000	560,070
Seward Cty KS USD #480 GO 5.000% 09/01/34	500,000	569,370
Seward Cty KS USD #480 GO 5.000% 09/01/33	500,000	574,725
Seward Cty KS USD #480 GO 4.250% 09/01/39	500,000	536,410
Wichita KS GO 4.500% 09/01/22	150,000	158,448
Wichita KS GO 4.750% 09/01/27	180,000	189,758
Wyandotte Cnty KS GO 5.000% 08/01/19	150,000	151,697
Wyandotte Cnty KS GO 5.000% 08/01/25	250,000	263,428
Wyandotte Cnty KS GO 5.000% 08/01/27	500,000	526,855
Wyandotte Cnty KS USD #202 5.250% 09/01/18	100,000	111,310
Wyandotte Cnty KS USD #202 5.000% 09/01/25	250,000	304,812
		26,715,123
Health Care (21.8%)
Ashland KS Public Bldg Commission Revenue 5.000% 09/01/30	1,020,000	1,103,110
Ashland KS Public Bldg Commission Revenue 5.000% 09/01/35	500,000	533,240
KS Dev Fin Auth Lease Rev Univ KS Tenant 5.000% 06/15/39	1,000,000	1,083,450
KS Dev Fin Auth Rev Adventist Health 5.150% 11/15/23	250,000	283,177
KS Dev Fin Auth Rev Adventist Health 5.250% 11/15/24	250,000	284,267
KS Dev Fin Auth Rev Adventist Health 5.500% 11/15/29	100,000	113,652
KS Dev Fin Auth Rev Sisters Leavenworth-Ser A 5.000% 01/01/40	500,000	544,985
KS Dev Fin Auth Hlth Facs Rev Hays Med Ctr 5.000% 11/15/22	500,000	501,435
KS Dev Fin Auth Hlth Facs Rev Stormont-Vail Healthcare 5.125% 11/15/32	410,000	433,882
KS Dev Fin Auth Hlth Facs Rev Stormont-Vail Healthcare 5.125% 11/15/36	500,000	520,360
KS Dev Fin Auth Hlth Facs Rev Hays Med Ctr 5.000% 05/15/25	250,000	273,235
KS Dev Fin Auth Hlth Facs Rev Hays Med Ctr 5.000% 05/15/35	1,000,000	1,079,470
KS Dev Fin Auth Hlth Facs Rev (KU Hlth Sys) 5.000% 03/01/28	755,000	839,341
KS Dev Fin Auth Hlth Facs Rev Stormont-Vail Healthcare 4.125% 11/15/27	100,000	109,852
Lawrence KS (Mem Hosp) Rev 5.125% 07/01/26	500,000	502,520
Lawrence KS (Mem Hosp) Rev 5.125% 07/01/36	300,000	302,067
Lincoln Cnty KS Pub Bldg (Lincoln Cnty Hosp) 5.500% 03/01/35	500,000	532,265
Manhattan KS Hosp Rev Mercy Health Ctr 5.000% 11/15/23	250,000	296,667
Manhattan KS Hosp Rev Mercy Health Ctr 5.000% 11/15/24	250,000	295,242
Manhattan KS Hosp Rev Mercy Health Ctr 5.000% 11/15/29	500,000	571,520
Olathe KS Hlth Facs Rev Olathe Med Ctr 5.000% 09/01/29	500,000	520,695
Olathe KS Hlth Facs Rev Olathe Med Ctr 5.000% 09/01/30	250,000	274,012
Olathe KS Hlth Facs Rev Olathe Med Ctr 4.000% 09/01/28	250,000	268,018
Olathe KS Hlth Facs Rev Olathe Med Ctr 4.000% 09/01/30	445,000	474,935
Univ KS Hosp Auth 5.000% 09/01/35	500,000	581,775
Univ KS Hosp Auth 5.000% 09/01/26	60,000	60,900
Univ KS Hosp Auth 5.000% 09/01/26	40,000	40,454
Wichita KS Hosp Rev (Via Christi Hlth Sys) 5.000% 11/15/29	300,000	366,363
		12,790,889
Housing (0.3%)
Kansas City KS Mtg Rev Rev 5.900% 11/01/27	10,000	10,001
KS Dev Fin Auth Rev (Sec. 8) Rev Ref. 6.400% 01/01/24	180,000	180,387
		190,388
Other Revenue (16.6%)
Butler Cnty KS Pub Bldg Impt Rev 4.500% 10/01/21	160,000	160,214
Dodge City KS Sales Tax Rev 5.000% 06/01/21	310,000	348,431
Dodge City KS Sales Tax Rev 4.400% 06/01/25	350,000	387,121
Dodge City KS Sales Tax Rev 4.500% 06/01/28	100,000	110,910
*Dodge City KS Sales Tax Rev 5.250% 06/01/31	1,000,000	1,131,570
KS Dev Fin Auth Rev KS Projs-Ser B 4.125% 05/01/31	500,000	531,565
KS Dev Fin Auth Rev Athletic Facs (K-St Athletics Inc) 5.000% 07/01/32	250,000	262,695
KS Dev Fin Auth Rev (KS St Proj) Unrefunded 5.000% 10/01/17	20,000	20,051
KS Dev Fin Auth Rev (KS St Proj) 5.000% 11/01/34	500,000	546,980
KS Dev Fin Auth Rev (Dept Admin) 5.000% 11/01/25	250,000	255,607
KS Dev Fin Auth Rev (KS St Proj) 4.100% 05/01/19	250,000	250,050
KS Dev Fin Auth Rev (KS St Proj) 5.250% 11/01/25	350,000	374,244
KS Dev Fin Auth Rev (KS St Proj) 5.000% 05/01/35	250,000	270,400
Lincoln Cnty KS Pub Bldg (Lincoln Cnty Hosp) 5.000% 03/01/28	250,000	266,110
Manhattan KS Sales Tax Rev Downtown Redev 5.250% 12/01/26	80,000	87,125
Manhattan KS Sales Oblig Rev North Proj Area - Downtown A 5.000% 12/01/26	500,000	534,150
Manhattan KS Sales Tax Rev 4.500% 12/01/25	500,000	556,340
*Manhattan KS Sales Tax Rev 5.000% 12/01/32	1,000,000	1,136,760
Neosho Cnty KS Sales Tax Rev 4.000% 10/01/23	500,000	546,510
Topeka KS Pub Bldg Commn Lease Rev Social & Rehab Proj 5.000% 06/01/22	255,000	281,237
Washinton Cnty KS Pub Bldg Com Rev Law Enforcement Ctr & Hosp Proj 4.000% 09/01/28	600,000	663,294
Washinton Cnty KS Pub Bldg Com Rev Law Enforcement Ctr & Hosp Proj 5.000% 09/01/32	500,000	567,185
Washinton Cnty KS Pub Bldg Com Rev Law Enforcement Ctr & Hosp Proj 5.000% 09/01/37	400,000	446,988
		9,735,537
Transportation (1.0%)
KS Dept of Transportation Highway Rev. 5.000% 09/01/35	250,000	305,480
KS Dev Fin Auth Rev (Road Revolving Fund) 4.625% 10/01/26	250,000	269,475
		574,955
Utilities (11.4%)
Burlington KS PCR (Gas & Elec) 4.850% 06/01/31	250,000	250,607
*KS Municipal Energy Agency (Jameson Energy Project) Rev 5.750% 07/01/38	1,000,000	1,197,250
KS Pwr Pool Elec Util Rev 4.500% 12/01/28	500,000	542,250
KS Pwr Pool Elec Util Rev 5.000% 12/01/31	750,000	825,487
Kansas Power Pool Elec Util Rev Dogwood Fac-Ser A 4.000% 12/01/31	500,000	534,270
Wichita KS Wtr & Swr Rev 5.000% 10/01/23	300,000	308,367
Wyandotte Cnty KS Govt Util Sys Rev 5.000% 09/01/24	200,000	221,082
Wyandotte Cnty KS Govt Util Sys Rev 5.000% 09/01/29	500,000	547,370
Wyandotte Cnty KS Govt Util Sys Rev 5.000% 09/01/36	250,000	279,012
*Wyandotte Cnty KS Govt Util Sys Rev 5.000% 09/01/32	1,250,000	1,435,237
Wyandotte Cnty KS Govt Util Sys Rev Impt - Ser A 5.000% 09/01/35	500,000	583,105
		6,724,037

TOTAL MUNICIPAL BONDS (COST: $53,313,521)		$57,238,314

SHORT-TERM SECURITIES (2.3%)	Shares
^Wells Fargo Advantage Tax-Free Money Market 0.245% (Cost: $1,369,011)	1,369,011	$1,369,011

TOTAL INVESTMENTS IN SECURITIES (COST: $54,682,532) (99.7%)		$58,607,325
OTHER ASSETS LESS LIABILITIES (0.3%)		200,050

NET ASSETS (100.0%)		$58,807,375

*Indicates bonds are segregated by the custodian to cover when-issued or delayed delivery purchases.
^Variable rate security; rate shown represents rate as of April 29, 2016.
#When-issued purchase as of April 29, 2016.

NEBRASKA MUNICIPAL FUND
Schedule of Investments April 29, 2016 (unaudited)
	Principal	Fair
	Amount	Value
MUNICIPAL BONDS (94.8%)

Education (24.5%)
Douglas Cnty NE Edl Facs Rev Creighton Univ 5.500% 07/01/30	$350,000	$402,115
*Douglas Cnty NE Edl Facs Rev Creighton Univ 5.875% 07/01/40	1,500,000	1,733,235
Douglas Cnty NE Hosp Auth #2 (Boys Town Proj) 4.750% 09/01/28	200,000	213,796
Lincoln NE Ed & Fac Rev (Wesleyan Univ) 4.000% 04/01/32	750,000	794,782
NE St Colleges Student Fees (Wayne St College) 3.250% 07/01/36	500,000	503,425
Metropolitan Cmnty College Fort Omaha Campus Project 3.000% 03/01/36	500,000	491,140
NE Edl Fin Auth Rev Ref - Clarkson College Proj 5.050% 09/01/30	250,000	286,100
NE Elem & Secondary Sch Auth Ed Facs Rev 4.750% 09/01/28	250,000	268,438
Univ of NE Fac Corp Deferred Maintenance 5.000% 07/15/20	500,000	504,980
Univ of NE Brd of Regt (Sutudent Fees & Fac) 5.000% 07/01/35	1,500,000	1,800,135
Univ of NE Brd of Regt (Sutudent Fees & Fac) 5.000% 05/15/35	500,000	596,925
Univ of NE Rev 5.000% 05/15/33	250,000	305,802
Univ of NE Brd of Regt Student Facs 5.000% 05/15/32	250,000	261,533
Univ of NE Brd of Regt (Hlth & Rec Proj) 5.000% 05/15/33	600,000	639,834
Univ of NE Rev Lincoln Student 4.000% 07/01/24	250,000	269,645
Univ of NE Omaha Student Hsg Proj 4.500% 05/15/30	250,000	275,058
Univ of NE Omaha Student Hsg Proj 5.000% 05/15/35	275,000	310,753
Univ of NE (Univ of NE - Lincoln Student Fees) Rev 5.000% 07/01/42	1,000,000	1,128,490
Univ of NE Lincoln Student Facs 5.000% 07/01/38	250,000	283,923
		11,070,109
General Obligation (16.5%)
Douglas Cnty NE SD #010 4.000% 12/15/34	300,000	328,659
Douglas CNTY SCH DIST #59 Bennington 3.000% 12/15/35	500,000	494,300
Hall Cnty NE Ref GO 4.000% 12/15/29	250,000	254,363
Hall Cnty NE Sch Dist #2 Grand Is GO 5.000% 12/15/33	500,000	596,125
Hall Cnty NE Sch Dist #2 Grand Is GO 5.000% 12/15/39	500,000	582,005
Lincoln-Lancaster Cnty Neb Pub Bldg Lease Rev 4.000% 10/15/30	100,000	101,992
*Omaha NE (Convention Center) GO 5.250% 04/01/27	1,000,000	1,325,540
Omaha NE Various Purpose 4.250% 10/15/26	500,000	508,485
Omaha NE Unlimited GO 5.000% 10/15/25	250,000	283,252
Sarpy Cnty Sch Dist #27 Papillion-LA Vista GO 5.000% 12/01/28	250,000	274,970
Papio Missouri River NE Natural Res Dist GO 4.000% 12/15/24	250,000	262,263
Papio Missouri River NE Natural Res Dist GO 5.000% 12/15/26	250,000	273,057
Papio Missouri River NE Ref-Flood Protn & Wtr Quality Enhancement 4.000% 12/15/30	1,000,000	1,067,470
Ralston NE Arena GO 4.500% 09/15/31	500,000	508,165
Sarpy Cnty NE Sch Dist #37 Ref & Sch Bldg 5.000% 12/15/35	250,000	297,810
Scotts Bluff Cnty NE Sch Dist #32 GO 5.000% 12/01/31	250,000	304,293
		7,462,749
Health Care (10.1%)
Adams Cnty NE Hosp Auth #1 Hosp Rev (Mary Lanning Mem Hosp) 5.250% 12/15/33	250,000	274,063
Douglas Cnty NE Hosp Auth #002 (NE Med Ctr) 5.000% 11/15/16	250,000	255,000
Douglas Cnty NE Hosp Auth #002 Immanuel Group 5.500% 01/01/30	500,000	560,760
Douglas Cnty NE Hosp Methodist Health 5.500% 11/01/38	795,000	883,921
Douglas Cnty NE Hosp Methodist Health 5.500% 11/01/38	415,000	461,418
*Lancaster Cnty NE Hosp Auth #1 (BryanLGH Med Ctr Proj) 4.750% 06/01/21	1,000,000	1,003,020
Lincoln Cnty NE Hosp Auth (Great Plains Regl Med Cntr) 5.000% 11/01/23	250,000	290,742
Lincoln Cnty NE Hosp Auth (Great Plains Regl Med Cntr) 5.000% 11/01/24	250,000	289,680
Lincoln Cnty NE Hosp Auth (Great Plains Regl Med Cntr) 5.000% 11/01/25	250,000	289,045
Lincoln Cnty NE Hosp Auth (Great Plains Regl Med Cntr) 5.000% 11/01/32	250,000	280,315
		4,587,964
Housing (1.9%)
Lancaster Cnty NE Hosp Auth #1 Immanuel Oblig Group 5.500% 01/01/30	250,000	280,380
Sarpy Cnty NE Hosp Auth #1 Immanuel Oblig Group 5.500% 01/01/30	500,000	560,760
		841,140
Other Revenue (8.0%)
Lincoln NE West Haymarket Joint Pub Agy GO Fac 5.000% 12/15/42	750,000	856,890
NE Coop Republican Platte Enhancement Project River 5.125% 12/15/33	250,000	272,600
NE Coop Republican Platte Enhancement Project River 5.000% 12/15/38	160,000	170,238
NE Coop Republican Platte Enhancement Project River 3.850% 12/15/30	300,000	306,921
Omaha Convention Hotel Corp 5.000% 02/01/35	500,000	508,615
Omaha Pub Fac Corp Lease Rev Omaha Tech & Forestry Equip 4.000% 11/15/31	115,000	121,050
*Omaha NE Special Tax Rev 5.000% 02/01/27	1,000,000	1,175,490
Upper Republican Natural Resource District 4.000% 12/15/24	200,000	212,212
		3,624,016
Transportation (1.3%)
Lincoln NE Pkg Rev 5.500% 08/15/31	500,000	586,665

Utilities (32.5%)
*Central Plains Energy Proj Rev 5.000% 09/01/27	1,000,000	1,153,040
Central Plains Energy Proj Rev 5.250% 09/01/37	500,000	565,295
Central Plains Energy Proj Rev 5.000% 09/01/42	500,000	548,735
Grand Island NE Sewer Sys Rev 5.000% 09/15/26	250,000	299,987
Hastings NE Comb Utility Rev Ref 4.000% 10/15/32	500,000	547,370
*Lincoln NE Elec Syst Rev 5.000% 09/01/37	1,000,000	1,156,880
Lincoln NE San Swr Rev 4.500% 06/15/29	250,000	257,160
Lincoln NE Solid Waste Mgmt Rev 4.000% 08/01/25	275,000	318,692
Lincoln NE Solid Waste Mgmt Rev 4.000% 08/01/27	400,000	456,004
Lincoln NE Wtr Rev 4.000% 08/15/25	250,000	271,937
Lincoln NE Wtr Rev 4.500% 08/15/34	250,000	269,760
NE Metro Util Dist Omaha Wtr Rev 4.000% 12/15/24	750,000	846,638
NE Metro Util Dist Omaha Wtr Rev 4.000% 12/15/26	250,000	281,750
Muni Energy Agy of NE Pwr Supply Sys Rev 5.125% 04/01/24	195,000	217,037
Muni Energy Agy of NE Pwr Supply Sys Rev 5.000% 04/01/30	500,000	570,930
Muni Energy Agy of NE Pwr Supply Sys Rev 5.000% 04/01/32	100,000	112,302
NE Pub Pwr Dist Rev 5.000% 01/01/41	250,000	292,305
NE Pub Pwr Dist Rev 5.000% 01/01/28	250,000	294,762
NE Pub Pwr Dist Rev 5.000% 01/01/30	500,000	587,755
Omaha NE Metro Util Wtr Dist Rev 4.375% 12/01/26	400,000	408,788
Omaha NE Pub Pwr Dist Elec Sys Rev 5.250% 02/01/23	250,000	270,865
Omaha NE Pub Pwr Dist Elec Sys Rev 5.500% 02/01/33	100,000	108,782
Omaha NE Pub Pwr Dist Elec Sys Rev 6.200% 02/01/17	140,000	143,963
Omaha Sanitation & Sewer 5.000% 11/15/29	250,000	305,600
Omaha Sanitation & Sewer 5.000% 11/15/30	250,000	304,847
Omaha Sanitation & Sewer 5.000% 11/15/31	500,000	606,655
Omaha NE Pub Pwr Dist Sep Elec Sys Rev 5.000% 02/01/32	250,000	298,965
Omaha NE Pub Pwr Dist Sep Elec Sys Rev 5.000% 02/01/31	445,000	539,678
Omaha NE Pub Pwr Dist Sep Elec Sys Rev 4.000% 02/01/32	400,000	439,088
Omaha NE Pub Pwr Dist Sep Elec Sys Rev 4.000% 02/01/35	365,000	397,098
NE Pub Pwr Generation Agy Whelan Energy 5.000% 01/01/24	250,000	257,350
NE Pub Pwr Generation Agy Whelan Energy 5.000% 01/01/27	250,000	257,350
NE Pub Pwr Generation Agy Whelan Energy 5.000% 01/01/32	780,000	802,339
NE Pub Pwr Generation Agy Whelan Energy 5.000% 01/01/32	220,000	225,005
Southern Pub Pwr Dist 5.000% 12/15/23	250,000	278,738
		14,693,450

TOTAL MUNICIPAL BONDS (COST: $40,342,483)		$42,866,093

SHORT-TERM SECURITIES (4.0%)	Shares
^Wells Fargo Advantage Tax-Free Money Market 0.245% (Cost: $1,833,820)	1,833,820	$1,833,820

TOTAL INVESTMENTS IN SECURITIES (COST: $42,176,303) (98.8%)		$44,699,913
OTHER ASSETS LESS LIABILITIES (1.2%)		520,530

NET ASSETS (100.0%)		$45,220,443

*Indicates bonds are segregated by the custodian to cover when-issued or delayed delivery purchases.
^Variable rate security; rate shown represents rate as of April 29, 2016.

OKLAHOMA MUNICIPAL BOND
Schedule of Investments April 29, 2016 (unaudited)
	Principal	Fair
	Amount	Value
MUNICIPAL BONDS (97.2%)

Education (20.7%)
OK Agric & Mech Colleges Rev (OK St Univ) 5.000% 07/01/39	$140,000	$154,647
OK Agric & Mech Colleges Rev (OK St Univ) 4.400% 08/01/39	630,000	677,622
*OK Community College Student Fac Rev 4.375% 07/01/30	750,000	811,545
OK Dev Fin Auth Lease Rev Master St Higher Ed 4.400% 12/01/29	250,000	271,207
OK Dev Fin Auth Lease Rev (OK St Higher Ed Master Lease) 4.500% 06/01/26	250,000	250,735
OK Dev Fin Auth Lease Rev Higher Ed Master Ppty 5.000% 06/01/39	500,000	581,010
OK Dev Fin Auth Lease Rev Higher Ed Master Ppty 5.000% 06/01/29	250,000	303,543
OK Dev Fin Auth Lease Rev Higher Ed Master Ppty 5.000% 06/01/34	500,000	596,455
OK Dev Fin Auth Lease Rev Higher Ed Master Ppty 5.000% 06/01/39	500,000	582,190
OK Dev Fin Auth Rev East Central Univ 4.000% 08/01/30	280,000	309,487
OK Dev Fin Auth Rev East Central Univ 4.000% 08/01/31	290,000	319,406
OK Dev Fin Auth Rev East Central Univ 4.000% 08/01/32	305,000	334,503
OK Dev Fin Auth Rev East Central Univ 4.000% 08/01/33	315,000	344,005
Brd of Regt (OK Univ Science Ctr) 5.000% 07/01/36	1,000,000	1,064,560
Univ of OK Student Hsg (Cameron Univ) Rev 5.500% 07/01/23	250,000	250,387
Univ of OK Rev 5.000% 07/01/37	290,000	331,055
Univ of OK Rev Gen-Ser C 5.000% 07/01/36	500,000	585,905
Univ of OK Rev Gen-Ser C 4.000% 07/01/40	650,000	696,189
Univ of OK Rev Gen-Ser C 5.000% 07/01/38	500,000	582,910
		9,047,361
General Obligation (4.1%)
Broken Arrow GO Series A 4.125% 08/01/31	180,000	197,617
Oklahoma City OK 5.000% 03/01/27	400,000	428,400
*Oklahoma City OK 4.000% 03/01/24	1,000,000	1,168,940
		1,794,957
Health Care (4.7%)
OK St Dev Fin Auth Hlth Sys Rev Ref Sef A 5.000% 08/15/25	350,000	440,972
OK St Dev Fin Auth Hlth Sys Rev Ref Sef A 5.000% 08/15/29	250,000	302,448
OK St Dev Fin Auth Hlth Sys Rev Ref Sef A 4.000% 08/15/38	250,000	263,922
OK Dev Fin Auth Rev (St John Hlth Sys) 5.000% 02/15/42	250,000	275,900
OK Dev Fin Auth Rev (St John Hlth Sys) 5.000% 02/15/37	15,000	15,527
OK Dev Fin Auth Rev (St John Hlth Sys) 5.000% 02/15/37	485,000	495,001
Tulsa Cnty Ind Auth Health Fac 4.600% 02/01/35	250,000	268,650
		2,062,420
Housing (0.9%)
OK Hsg Fin Agy Single Family Mtg Rev AMT 5.050% 09/01/23	190,000	191,607
OK Hsg Fin Agy Single Family Mtg Rev AMT 5.150% 09/01/29	95,000	95,624
OK Hsg Fin Agy Single Family Mtg Rev AMT 5.200% 09/01/32	90,000	90,677
OK Hsg Fin Agy Single Family Mtg Rev AMT 5.100% 03/01/17	15,000	15,174
OK Hsg Fin Agy Single Family Mtg Rev AMT 5.100% 09/01/17	10,000	10,160
		403,242
Other Revenue (27.6%)
Collinsville OK Mun Auth Sales Tax Rev 5.000% 03/01/35	275,000	319,797
Collinsville OK Mun Auth Sales Tax Rev 5.000% 03/01/40	250,000	290,725
Oklahoma City OK Economic Dev Trust 5.000% 03/01/32	250,000	280,425
Oklahoma City OK Economic Dev Trust 5.000% 03/01/34	500,000	558,285
Oklahoma City OK Economic Dev Trust 5.000% 03/01/33	250,000	279,832
Oklahoma City OK Pub Ppty Auth Hotel Tax Rev 4.500% 10/01/31	155,000	160,481
Oklahoma City OK Pub Ppty Auth Hotel Tax Rev 5.000% 10/01/27	350,000	425,264
Oklahoma City OK Pub Ppty Auth Hotel Tax Rev 5.000% 10/01/28	400,000	483,336
Oklahoma City OK Pub Ppty Auth Hotel Tax Rev 5.000% 10/01/29	625,000	750,806
Oklahoma City OK Pub Ppty Auth Hotel Tax Rev 5.000% 10/01/36	230,000	267,161
Oklahoma City OK Pub Ppty Auth Hotel Tax Rev 5.000% 10/01/39	835,000	962,079
OK Cap Impt Auth (Supreme Court Proj) 4.500% 07/01/26	500,000	503,380
OK Cap Impt Auth (OK St Bureau of Investigation) 4.375% 07/01/22	100,000	100,648
OK Cap Impt Auth (OK St Bureau of Investigation) 4.375% 07/01/23	100,000	100,648
OK Cap Impt Auth (OK St Bureau of Investigation) 4.500% 07/01/24	200,000	201,352
OK State Water Resources Board Rev. 5.000% 10/01/29	250,000	303,767
OK State Water Resources Loan Program Rev. 5.000% 10/01/33	500,000	604,295
Okmulgee Cnty OK Govtl Bldg Auth Sales Tax Rev 4.250% 12/01/35	500,000	538,070
Pawnee Cnty OK Pub Programs Auth Sales Tax Rev 4.875% 02/01/30	145,000	161,214
*Rogers Cnty OK Indl Dev Auth Cap Impt Rev 4.900% 04/01/35	500,000	556,120
Sand Springs OK Muni Auth Capital IMPT Rev 4.250% 01/01/35	250,000	271,593
Sand Springs OK Muni Auth Capital IMPT Rev 4.000% 01/01/36	500,000	525,985
Tahlequah OK Pub Facs Auth Sales Tax Rev 4.000% 04/01/23	550,000	620,488
Tulsa Cnty OK Indl Auth Cap Impts Rev 3.000% 09/01/27	245,000	251,838
Tulsa Cnty OK Pub Facs Auth Capital Impt Rev Ref 3.000% 11/01/22	500,000	538,565
Tulsa Airport Impt Rev 5.000% 06/01/23	420,000	480,358
Tulsa Airport Impt Rev 5.000% 06/01/24	230,000	261,383
Tulsa Airport Impt Rev 5.250% 06/01/25	245,000	279,866
Tulsa Airport Impt Rev 5.250% 06/01/26	360,000	409,374
Tulsa OK Pkg Auth Pkg Rev 4.000% 07/01/25	500,000	549,305
		12,036,440
Transportation (8.4%)
Oklahoma City OK Airport Tr Jr Lien Ref Series B 5.000% 07/01/19	250,000	263,562
Oklahoma City OK Airport Tr Jr Lien Ref Series B 5.000% 07/01/21	250,000	262,860
OK St Cap Impt Auth 4.000% 10/01/24	800,000	904,064
OK St Cap Impt Auth 4.000% 10/01/25	1,000,000	1,123,110
OK St Turnpike Auth Rev 5.000% 01/01/28	250,000	287,255
OK St Turnpike Auth Rev 4.000% 01/01/31	500,000	542,280
OK St Turnpike Auth Rev 5.000% 01/01/30	250,000	285,362
		3,668,493
Utilities (30.8%)
Clinton OK Public Works Auth Utility 4.000% 12/01/34	750,000	813,180
Clinton OK Public Works Auth Utility 4.000% 12/01/39	500,000	529,365
Coweta Pub Works Util Rev 5.000% 08/01/34	100,000	109,821
Glenpool Util Rev 5.100% 12/01/35	250,000	286,350
Grand River Dam Auth Rev 5.000% 06/01/27	1,000,000	1,085,340
Grand River Dam Auth Rev 4.800% 06/01/33	200,000	213,242
*Grand River Dam Auth Rev 5.250% 06/01/40	2,000,000	2,261,360
*Midwest City Municipal Auth Cap Impt Rev 5.000% 03/01/25	2,000,000	2,346,360
Oklahoma City OK Wtr Util Tr Wtr & Swr Sys Rev 4.000% 07/01/34	250,000	262,138
Oklahoma City OK Wtr Util Tr Wtr & Swr Sys Rev 5.000% 07/01/31	250,000	292,022
Oklahoma City OK Wtr Util Tr Wtr & Swr Sys Rev 5.000% 07/01/34	100,000	120,919
Oklahoma City OK Wtr Util Tr Wtr & Swr Sys Rev 4.000% 07/01/39	175,000	189,298
*OK Mun Pwr Auth Rev 5.750% 01/01/24	1,900,000	2,204,190
OK Wtr Resources Brd 5.000% 04/01/28	500,000	558,635
OK Wtr Resources Brd 5.000% 04/01/32	140,000	164,926
Oklahoma St Wtr Resource Brd Rev 4.000% 04/01/25	150,000	170,453
Sallisaw OK Mun Auth Rev 4.450% 01/01/28	100,000	108,002
Sapulpa OK Mun Auth Util Sys Rev 5.000% 04/01/28	750,000	877,687
Seminole OK Utilities Auth Sales Tax Rev 3.000% 09/01/24	100,000	105,363
Seminole OK Utilities Auth Sales Tax Rev 3.150% 09/01/25	380,000	401,231
Seminole OK Utilities Auth Sales Tax Rev 3.300% 09/01/26	315,000	331,418
		13,431,300

TOTAL MUNICIPAL BONDS (COST: $39,743,718)		$42,444,213

SHORT-TERM SECURITIES (2.4%)	Shares
^Wells Fargo Advantage Tax-Free Money Market 0.245% (Cost: $1,052,446)	1,052,446	$1,052,446

TOTAL INVESTMENTS IN SECURITIES (COST: $40,796,164) (99.6%)		$43,496,659
OTHER ASSETS LESS LIABILITIES (0.4%)		155,913

NET ASSETS (100.0%)		$43,652,572

*Indicates bonds are segregated by the custodian to cover when-issued or delayed delivery purchases.
^Variable rate security; rate shown represents rate as of April 29, 2016.

MAINE MUNICIPAL FUND
Schedule of Investments April 29, 2016 (unaudited)
	Principal	Fair
	Amount	Value
MUNICIPAL BONDS (96.6%)

Education (19.6%)
ME Edl Ln Auth Student Ln Rev 5.875% 12/01/39	$130,000	$143,157
ME Edl Ln Auth Student Ln Rev 4.450% 12/01/25	100,000	109,665
*ME Health & Higher Ed Facs Auth Rev Ser A-Bowdoin College 5.125% 07/01/39	715,000	787,422
ME Health & Higher Ed Facs Auth Rev 5.000% 07/01/23	110,000	110,838
ME Health & Higher Ed Facs Auth Rev 5.000% 07/01/23	25,000	25,217
ME Health & Higher Ed Facs Auth Rev 5.000% 07/01/39	500,000	581,285
ME Health & Higher Ed Facs Auth Rev 5.000% 07/01/34	250,000	297,550
ME Health & Higher Ed Facs Auth Rev 5.000% 07/01/37	185,000	194,620
ME Health & Higher Ed Facs Auth Rev 4.750% 07/01/31	250,000	278,018
ME Health & Higher Ed Facs Auth Rev Colby Clg 4.000% 07/01/24	270,000	307,835
Regl Sch Unit No 1 ME Lower Kennebec Region Sch Unit 5.000% 02/01/26	100,000	116,026
Univ of ME Sys Rev 4.625% 03/01/29	100,000	103,397
Univ of ME Sys Rev 4.750% 03/01/37	545,000	564,080
Univ of ME Sys Rev 4.750% 03/01/37	5,000	5,121
		3,624,231
General Obligation (21.1%)
Auburn, ME GO 4.500% 09/01/22	100,000	117,628
Bangor ME 4.000% 09/01/24	155,000	165,532
Falmouth ME GO 4.250% 11/15/31	200,000	221,040
Gorham, ME Unlimited GO 4.000% 10/01/23	100,000	113,600
Gray ME Unlimited GO 4.000% 10/15/26	280,000	304,214
Gray ME Unlimited GO 4.000% 10/15/27	280,000	303,408
Lewiston ME GO 3.000% 01/15/25	185,000	193,839
State of Maine General Obligation 4.000% 06/01/20	150,000	170,891
ME St Hsg Auth Energy Recovery Fd 5.000% 06/15/24	250,000	282,197
Portland ME 4.250% 05/01/29	150,000	162,261
Portland ME 4.125% 10/01/29	100,000	107,856
Portland ME UNLTD GO 5.000% 08/01/21	125,000	152,338
Portland ME 5.000% 08/01/22	125,000	150,353
Presque Isle ME 3.000% 12/01/37	140,000	139,919
Presque Isle ME 3.125% 12/01/39	165,000	164,812
Saco ME GO 4.000% 04/01/28	100,000	108,440
Scarborough, ME GO 4.000% 11/01/28	100,000	112,094
ME Sch Adminstrative Dist # 51 4.250% 10/15/29	250,000	270,705
ME Sch Adminstrative Dist # 51 4.000% 10/15/29	100,000	115,983
Waterville ME GO 4.000% 07/01/25	135,000	151,991
Waterville ME GO 3.000% 04/01/25	250,000	272,730
Wells-Ogunquit Community School Dist. 4.000% 11/01/24	100,000	120,195
		3,902,026
Health Care (20.2%)
ME Health & Higher Ed Facs Auth Rev 5.000% 07/01/20	50,000	58,132
ME Health & Higher Ed Facs Auth Rev 5.000% 07/01/20	130,000	149,951
ME Health & Higher Ed Facs Auth Rev 4.500% 07/01/31	10,000	11,418
ME Health & Higher Ed Facs Auth Rev 5.250% 07/01/23	10,000	11,728
ME Health & Higher Ed Facs Auth Rev 4.500% 07/01/31	190,000	203,323
ME Health & Higher Ed Facs Auth Rev 5.250% 07/01/23	190,000	218,783
ME Health & Higher Ed Facs Auth Rev 5.000% 07/01/22	15,000	15,822
*ME Health & Higher Ed Facs Auth Rev 5.000% 07/01/39	610,000	664,876
ME Health & Higher Ed Facs Auth Rev 5.000% 07/01/26	115,000	127,859
ME Health & Higher Ed Facs Auth Rev 5.000% 07/01/20	250,000	287,378
ME Health & Higher Ed Facs Auth Rev 5.000% 07/01/40	250,000	274,365
ME Health & Higher Ed Facs Auth Rev 5.000% 07/01/30	500,000	580,220
ME Health & Higher Ed Facs Auth Rev 5.000% 07/01/31	500,000	576,665
ME Health & Higher Ed Facs Auth Rev 5.000% 07/01/23	15,000	18,648
ME Health & Higher Ed Facs Auth Rev 5.000% 07/01/23	235,000	288,556
ME Health & Higher Ed Facs Auth Rev 5.000% 07/01/22	5,000	5,247
ME Health & Higher Ed Facs Auth Rev 5.000% 07/01/22	230,000	239,513
		3,732,484
Housing (12.1%)
*ME Health & Higher Ed Facs Auth Rev 5.000% 07/01/29	1,000,000	1,160,300
ME St Hsg Auth Mtg Pur 4.000% 11/15/24	45,000	47,764
ME St Hsg Auth Mtg Pur 4.000% 11/15/35	435,000	445,675
ME St Hsg Auth Mtg Pur 4.000% 11/15/30	250,000	256,423
ME St Hsg Auth Mtg Pur 3.300% 11/15/35	330,000	329,871
		2,240,033
Other Revenue (7.0%)
ME Governmental Facs Auth Ser A 4.000% 10/01/24	200,000	221,286
Maine Municipal Bond Bank 4.000% 11/01/38	125,000	133,441
Maine Municipal Bond Bank 5.000% 11/01/25	125,000	150,724
Maine Municipal Bond Bank 5.000% 11/01/27	100,000	124,281
#Maine Municipal Bond Bank 3.000% 11/01/33	100,000	99,725
ME Mun Bd Bk (Swr & Wtr) Rev Unrefunded 4.900% 11/01/24	5,000	5,016
*PR Pub Fin Corp Comwlth Appropriations 5.375% 06/01/18	515,000	559,882
		1,294,355
Transportation (11.0%)
*ME Mun Bd Bk Transn Infrastructure Rev 5.000% 09/01/24	1,000,000	1,133,230
Maine St Tpk Auth Spl Oblig 4.000% 07/01/32	250,000	268,360
Portland ME Airport Rev 5.250% 01/01/35	250,000	272,497
Portland ME Airport Rev 5.000% 07/01/22	100,000	117,976
Portland ME Airport Rev 5.000% 07/01/23	100,000	119,525
Portland ME Airport Rev 5.000% 07/01/24	100,000	118,281
		2,029,869
Utilities (5.6%)
*Kennebunk ME Pwr & Light Dist 5.000% 08/01/22	500,000	523,110
Portland ME Wtr Dist Rev 4.250% 11/01/27	500,000	517,920
		1,041,030

TOTAL MUNICIPAL BONDS (COST: $16,867,386)		$17,864,028

SHORT-TERM SECURITIES (3.0%)	Shares
^Wells Fargo Advantage Tax-Free Money Market 0.245% (Cost: $548,789)	548,789	$548,789

TOTAL INVESTMENTS IN SECURITIES (COST: $17,416,175) (99.6%)		$18,412,817
OTHER ASSETS LESS LIABILITIES (0.4%)		66,347

NET ASSETS (100.0%)		$18,479,164

*Indicates bonds are segregated by the custodian to cover when-issued or delayed delivery purchases.
^Variable rate security; rate shown represents rate as of April 29, 2016.
#When-issued purchase as of April 29, 2016.

NEW HAMPSHIRE MUNICIPAL FUND
Schedule of Investments April 29, 2016 (unaudited)
	Principal	Fair
	Amount	Value
MUNICIPAL BONDS (88.1%)

Education (13.7%)
NH Health & Ed Facs Auth Rev Ref-Univ New Hampshire 5.000% 07/01/28	$175,000	$217,569
NH Health & Ed Facs Auth Rev (Pinkerton Academy) 4.625% 06/01/30	50,000	53,751
NH Health & Ed Facs Auth Rev (Pinkerton Academy) 4.875% 06/01/35	70,000	74,973
*NH Health & Ed Facs Auth Rev Southern NH Univ 5.000% 01/01/17	200,000	204,226
NH Health & Ed Facs Auth Rev Southern NH Univ 5.000% 01/01/20	100,000	113,851
NH Health & Ed Facs Auth Rev Dartmouth College 5.250% 06/01/39	100,000	112,173
		776,543
General Obligation (39.1%)
Dover NH GO Ref 5.000% 06/15/25	100,000	129,970
Dover NH GO 5.000% 06/15/39	100,000	99,956
Dover NH GO 4.000% 06/15/28	100,000	110,807
Hillsborough NH GO 4.000% 11/01/20	100,000	100,273
Hillsborough NH GO 4.000% 11/01/21	100,000	100,275
Hooksett, NH Sch Dist GO 5.000% 07/15/22	100,000	122,278
Merrimack Cnty NH GO 4.250% 12/01/19	100,000	106,063
Merrimack Cnty NH GO 4.500% 12/01/27	100,000	106,426
Nashua NH GO 3.000% 10/1/35	175,000	179,261
*NH Mun Bd Bk 2009 Series D 4.000% 07/15/25	175,000	189,180
New Hampshire State GO Cap Impt - Ser B 5.000% 12/01/28	75,000	94,242
NH St Cap Impt GO 4.750% 03/01/27	100,000	107,871
Portsmouth NH GO Cap Impt 4.000% 12/01/30	100,000	109,387
*Rochester NH GO Ser A 3.000% 03/01/32	130,000	137,770
Rochester NH GO Ser C 3.000% 10/15/35	100,000	103,100
Salem NH School District GO 5.000% 11/15/24	100,000	126,945
Salem NH School District GO 4.000% 12/01/27	250,000	288,170
		2,211,974
Health Care (17.7%)
NH Health & Ed Facs Auth Rev Wentworth Douglas Hosp 5.500% 01/01/26	100,000	115,370
NH Health & Ed Facs Auth Rev Conway Hosp 5.250% 06/01/16	100,000	100,256
NH Health & Ed Facs Auth Rev Southern NH Med Ctr 5.250% 10/01/23	100,000	105,495
NH Health & Ed Facs Auth Rev Healthcare Sys-Covenant Hlth-B 5.000% 07/01/24	100,000	107,564
NH Health & Ed Facs Auth Rev Cheshire Med Ctr 4.000% 07/01/39	100,000	103,508
*NH Health & Ed Facs Auth Rev Covenant Health 5.000% 07/01/31	150,000	158,986
NH Health & Ed Facs Auth Rev Catholic Med Center 5.000% 07/01/24	100,000	114,896
*NH Health & Ed Facs Auth Rev Concord Hosp-Ser A 5.000% 10/01/26	100,000	116,363
NH St Health & Ed Fac Covenant Hlth Sys 5.000% 07/01/42	75,000	82,057
		1,004,495
Housing (7.1%)
NH St Hsg Fin Auth Single Family Mtg Rev 5.350% 07/01/40	70,000	72,066
NH St Hsg Fin Auth Single Family Mtg Rev 4.625% 07/01/25	140,000	146,468
NH St Hsg Fin Auth Single Family Mtg Rev 4.875% 07/01/28	70,000	73,961
NH St Hsg Fin Auth Multi Family Hsg 5.200% 07/01/31	100,000	106,384
		398,879
Other Revenue (2.7%)
NH St Business Fin Auth Solid Waste Disp Rev - Waste Mgmt Inc 5.200% 05/01/27	150,000	151,925

Transportation (3.7%)
Manchester, NH Gen Airport Rev 5.000% 01/01/23	75,000	87,688
NH St Turnpike Sys Rev 5.000% 08/01/25	100,000	120,717
		208,405
Utilities (4.1%)
NH St Bus Fin Auth Wtr Fac Rev AMT Pennuchuck Wtr Wks 5.000% 01/01/29	100,000	116,716
NH St Bus Fin Auth Wtr Fac Rev AMT Pennuchuck Wtr Wks 5.000% 01/01/30	100,000	118,037
		234,753

TOTAL MUNICIPAL BONDS (COST: $4,775,529)		$4,986,974

SHORT-TERM SECURITIES (5.6%)	Shares
^Wells Fargo Advantage Tax-Free Money Market 0.245% (Cost: $318,222)	318,222	$318,222

TOTAL INVESTMENTS IN SECURITIES (COST: $5,093,751) (93.7%)		$5,305,196
OTHER ASSETS LESS LIABILITIES (6.3%)		355,293

NET ASSETS (100.0%)		$5,660,489

*Indicates bonds are segregated by the custodian to cover when-issued or delayed delivery purchases.
^Variable rate security; rate shown represents rate as of April 29, 2016.

NOTE: INVESTMENT IN SECURITIES (unaudited)
As of April 29, 2016, the net unrealized appreciation (depreciation) based on the cost of investments for federal income tax purposes was as follows:
	Kansas Municipal Fund	Nebraska Municipal Fund	Oklahoma Municipal Fund	Maine Municipal Fund	New Hampshire Municipal Fund
Investments at cost	$54,682,532	$42,176,303	$40,796,164	$17,416,175	$5,093,751
Unrealized appreciation	$3,926,143	$2,528,180	$2,700,495	$996,771	$212,225
Unrealized depreciation	($1,350)	($4,570)	$0	($129)	($780)
Net unrealized appreciation (depreciation)*	$3,924,793	$2,523,610	$2,700,495	$996,642	$211,445

*Differences between financial reporting-basis and tax-basis unrealized appreciation/(depreciation) are due to differing treatment of market discount.
NOTE: FAIR VALUE MEASUREMENTS (unaudited)

Various inputs are used in determining the value of the Funds' investments. These inputs are summarized in three broad levels: Level 1 inputs are based on quoted prices in active markets for identical securities. Level 2 inputs are based on significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 inputs are based on significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments.) The following is a summary of the inputs used to value the Funds’ investments as of April 29, 2016:

Kansas Municipal Fund

		Level 1	Level 2	Level 3	Total
Short-Term Securities		$1,369,011	$0	$0	$1,369,011
Municipal Bonds		0	57,238,314	0	57,238,314
Total		$1,369,011	$57,238,314	$0	$58,607,325

Nebraska Municipal Fund

		Level 1	Level 2	Level 3	Total
Short-Term Securities		$1,833,820	$0	$0	$1,833,820
Municipal Bonds		0	42,866,093	0	42,866,093
Total		$1,833,820	$42,866,093	$0	$44,699,913

Oklahoma Municipal Fund

		Level 1	Level 2	Level 3	Total
Short-Term Securities		$1,052,446	$0	$0	$1,052,446
Municipal Bonds		0	42,444,213	0	42,444,213
Total		$1,052,446	$42,444,213	$0	$43,496,659

Maine Municipal Fund

		Level 1	Level 2	Level 3	Total
Short-Term Securities		$548,789	$0	$0	$548,789
Municipal Bonds		0	17,864,028	0	17,864,028
Total		$548,789	$17,864,028	$0	$18,412,817
		.
New Hampshire Municipal Fund

		Level 1	Level 2	Level 3	Total
Short-Term Securities		$318,222	$0	$0	$318,222
Municipal Bonds		0	4,986,974	0	4,986,974
Total		$318,222	$4,986,974	$0	$5,305,196

Item 2. CONTROLS AND PROCEDURES.

(a)

The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-Q (the “Report”). The registrant’s principal executive officer and principal financial officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are adequately designed to ensure that material information relating to the registrant is made known to them by others, particularly during the period in which this report is being prepared, so that there is time to allow for decisions regarding required disclosure. Further, in their opinion, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively, to ensure that information required to be disclosed by the registrant in the Report is recorded, processed, summarized and reported by the filing date.

(b)

There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. EXHIBITS.

(a)	(1)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 is filed and attached hereto.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Integrity Managed Portfolios

By: /s/ Shannon D. Radke
Shannon D. Radke
President

June 27, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Shannon D. Radke
Shannon D. Radke
President

June 27, 2016

By: /s/ Adam Forthun
Adam Forthun
Treasurer

June 27, 2016